SIGNIFICANT ACCOUNTING POLICIES - Segment reporting (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Total long-lived assets	¥ 1,859,475	¥ 791,205
PRC
SIGNIFICANT ACCOUNTING POLICIES
Total long-lived assets	979,834	591,653
Singapore
SIGNIFICANT ACCOUNTING POLICIES
Total long-lived assets	298,268	147,078
Other countries
SIGNIFICANT ACCOUNTING POLICIES
Total long-lived assets	¥ 581,373	¥ 52,474